Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of revenue and non-current assets per geographical area

	Revenue (i)			Non-current assets (ii)

	2025	2024	2023	2025	2024

Brazil	11,038,313	8,409,961	5,728,748	852,770	583,713
Mexico	808,113	523,112	354,884	60,303	42,915
Other countries	237,340	118,184	76,382	147,761	98,469
Total	12,083,766	9,051,257	6,160,014	1,060,834	725,097
(i)	Includes interest income (credit card, loan and other receivables), credit and prepaid card income, late fees, insurance commission and other fees and commission income.
(ii)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.